Financial Instruments - Level 3 Liabilities Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	$ 23,335.6
Total gains or losses in the period recognized in the income statement:
Liabilities at end of period	33,411.5	$ 23,335.6
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	5.8	6.0
Purchases	20.1	4.3
Settlements	(0.2)	(2.5)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	12.0	(0.3)
Transfers out of Level 3	(1.5)	(1.9)
Transfers into Level 3	0.0	0.2
Liabilities at end of period	$ 36.3	$ 5.8